Acquisition Activities Business Property Lending - Pro Forma Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Business Acquisition Proforma Net Interest Income after Provision for Loan and Leases Losses	$ 550,524	$ 494,087
Business Acquisitions Pro Forma Noninterest Income	383,137	242,237
Business Acquisition, Pro Forma Net Income (Loss)	111,624	95,169
Business Acquisitions Net Income Attributable To Common Shareholders	$ 100,900	$ 83,951
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.95	$ 1.01
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 0.93	$ 0.98
Interest Income [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information, Description	Net interest income after provision for loan and lease losses was increased by $58,439 and $68,376 for the years ended December 31, 2012 and 2011 due to a reduction of interest expense as a result of the change in debt structure of the business upon acquisition, partially offset by the amortization of premiums recorded in purchase accounting and the recording of future expected provision expense due to the elimination of the allowance for loan losses in purchase accounting.
Noninterest Income [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information, Description	Noninterest income was reduced by $2,605 and $6,240 for the years ended December 31, 2012 and 2011 to reflect the amortization of the commercial mortgage servicing rights recognized at acquisition. The amounts were determined by amortizing the fair value recorded at acquisition in proportion to and over the estimated life of the projected net servicing revenue including estimating the timing of prepayments and without any anticipated impairment of the related servicing rights.
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information, Description	Net income was decreased by $525 and $700 for the years ended December 31, 2012 and 2011 to reflect the amortization of the intangible assets recognized at acquisition. For the years ended December 31, 2012, this decrease was offset by the elimination of $4,334 of transaction costs incurred.
Other Expense [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information, Description	Net income also decreased by $20,237 and $22,852 for the years ended December 31, 2012 and 2011 to reflect the tax effects of the pro forma adjustments using a statutory tax rate of 35%.